EVENTS DURING THE PERIOD (Tables)	3 Months Ended
Mar. 31, 2022
Events During Period
SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS

The scenario in which the convertible loan would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	January 5, 2022	March 31, 2022
Dividend yield (%)	0%	0%
Risk-free interest rate (%)	0.65%	1.85%
Expected term (years)	1.57	1.33
Volatility	154.86%	158.60%
Share price (U.S. dollars)	0.025	0.022
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	56	44

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

NOTE 4 – EVENTS DURING THE PERIOD (cont.)

The scenario in which the Company would raise at least $5 million prior to conversion of the convertible loan (scenario 2) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	January 5, 2022	March 31, 2022
Dividend yield (%)	0%	0%
Risk-free interest rate (%)	0.40%	1.35%
Expected term (years)	0.99	0.75
Volatility	158%	158.30%
Share price (U.S. dollars)	0.025	0.022
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature U.S. dollars in thousands)	40	27
The scenario in which the convertible loan would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	March 31, 2022
	June 15, 2020 convertible loans	April 1, 2021 convertible loans
Dividend yield (%)	0	0
Risk-free interest rate (%)	1.85%	1.85%
Expected term (years)	1.33	1.33
Volatility	158.6%	158.6%
Share price (U.S. dollars)	0.022	0.022
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	359	89

The scenario in which the Company would raise at least $5 million prior to conversion of the convertible loan (scenario 2) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	March 31, 2022
	June 15, 2020 convertible loans	April 1, 2021 convertible loans
Dividend yield (%)	0	0
Risk-free interest rate (%)	1.35%	1.85%
Expected term (years)	0.75	1.33
Volatility	158.3%	158.6%
Share price (U.S. dollars)	0.022	0.022
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	219	54

SUMMARY OF WARRANTS

The following are the data and assumptions used:

Warrants A
Dividend yield (%)	0%
Risk-free interest rate (%)	0.96%
Expected term (years)	2.5
Volatility	159.70%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	119

Warrants B
Dividend yield (%)	0%
Risk-free interest rate (%)	1.18%
Expected term (years)	3.5
Volatility	159.70%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	136

SCHEDULE OF FAIR VALUE OF DEBT

Based on the above, the fair value proportion allocation as of January 5, 2022 was as follows:

June 24, 2021 (US dollars in thousands)
Conversion Component	$48
Warrants	100
Convertible Notes	32
Total	$180